Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 2,466	$ 979
Deferred income tax liabilities	(135,119)	(181,238)
Deferred income tax assets (liabilities), net	(132,653)	(180,259)
Total unrecognized temporary differences	776,484	505,711
Losses and credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets (liabilities), net	1,198	987
Total unrecognized temporary differences	774,864	505,660
Net deferred tax assets	205,668	139,500
Losses and credits | Expiring within 15 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	756	1,608
Losses and credits | Expiring between 15 and 20 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	154,281	90,967
Losses and credits | No expiration
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	50,631	46,925
Losses and credits | Total in North America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	155,241	92,433
Losses and credits | Total in Europe
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	48,696	44,426
Losses and credits | Total in other jurisdictions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	1,731	2,641
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets (liabilities), net	(130,523)	(179,028)
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets (liabilities), net	(3,328)	(2,218)
Total unrecognized temporary differences	$ 1,620	$ 51